ORDINARY SHARES AND STATUTORY RESERVE (Statutory reserves and restricted net assets and Dividend) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ORDINARY SHARES AND STATUTORY RESERVE
Statutory reserve	¥ 194,601	¥ 175,564
Statutory Reserves, Percentage of Appropriation From Net Profit	10.00%
Statutory Reserves, Balance As Percentage to Capital	50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit	25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets	25.00%
Appropriations	¥ 19,037	16,736	¥ 5,307
Restricted net assets	1,558,879	1,523,198
Dividends, Common Stock, Cash	¥ 0	¥ 0	¥ 0